Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Share Options Granted, ShipUp (Details) - 12 months ended Mar. 31, 2023 - ShipUp incentive plan shares in Millions, share in Millions
	share shares $ / shares	share shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (million of shares) | share	452	452
Fair value per option (in EUR per share) | € / shares		€ 0.13
Vesting period, December 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (million of shares) | shares	226.0	226.0
Expected volatility	9.70%	9.70%
Discount rate	14.30%	14.30%
Fair value per option (in EUR per share) | $ / shares	$ 0.03
Vesting period, December 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (million of shares) | shares	113.0	113.0
Expected volatility	9.70%	9.70%
Discount rate	14.30%	14.30%
Fair value per option (in EUR per share) | $ / shares	$ 0.12
Vesting period, December 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (million of shares) | shares	113.0	113.0
Expected volatility	9.70%	9.70%
Discount rate	14.30%	14.30%
Fair value per option (in EUR per share) | $ / shares	$ 0.33